Rydex Dynamic Funds
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

Inverse NASDAQ-100® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 23, 2016 to the currently effective Statutory Prospectuses and Summary Prospectuses (collectively, the “Prospectuses”) and Statement of Additional Information (the “SAI”).

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

On September 16, 2016, the Board of Trustees of Rydex Dynamic Funds approved a reverse share split of the issued and outstanding shares of the above-listed Funds, pursuant to which shareholders of the Inverse NASDAQ-100® 2x Strategy Fund will receive one share in exchange for every six shares of the Fund they currently own and shareholders of the Inverse Russell 2000® 2x Strategy Fund and Inverse S&P 500® 2x Strategy Fund will receive one share for every four shares of each Fund they currently own. The reverse share split for the Inverse NASDAQ-100® 2x Strategy Fund is scheduled to occur after the close of markets on or after October 28, 2016, with shares being offered on a split-adjusted basis on or after October 31, 2016. The reverse share split for the Inverse Russell 2000® 2x Strategy Fund and Inverse S&P 500® 2x Strategy Fund is scheduled to occur after the close of markets on or after November 4, 2016, with shares being offered on a split-adjusted basis on or after November 7, 2016.

As a result of the reverse share split, every six shares owned of the Inverse NASDAQ-100® 2x Strategy Fund and every four shares owned of the Inverse Russell 2000® 2x Strategy Fund and Inverse S&P 500® 2x Strategy Fund will be exchanged for one share. Accordingly, the reverse share split will have the effect of reducing the number of each Fund’s issued and outstanding shares and proportionately increasing the net asset value (“NAV”) per share of each Fund. The market value of each Fund’s issued and outstanding shares will remain the same. The reverse share split provides shareholders of each Fund with fewer shares of the Fund, but the value of a shareholders’ investment in the Fund will not change as a result of the reverse share split. In addition, the reverse share split will not affect any shareholder’s rights, preferences or privileges associated with each Fund’s issued and outstanding shares. The table below illustrates the effect of hypothetical reverse share splits on a shareholder’s investment:

Hypothetical One for Four Reverse Share Split (1:4 or 1-for-4)

Period	# of Shares Owned	Hypothetical NAV	Total Market Value (Based on Hypothetical NAV)
Pre-Reverse Share Split	40	$5.00	$200.00
Post-Reverse Share Split	10	$20.00	$200.00

Hypothetical One for Six Reverse Share Split (1:6 or 1-for-6)

Period	# of Shares Owned	Hypothetical NAV	Total Market Value (Based on Hypothetical NAV)
Pre-Reverse Share Split	60	$5.00	$300.00
Post-Reverse Share Split	10	$30.00	$300.00

Please retain this supplement for future reference.

DAB-COMBO-SUP-0916x0817

Rydex Dynamic Funds
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

NASDAQ-100® 2x Strategy Fund
Russell 2000® 2x Strategy Fund
(each, a “Fund” and together, the “Funds”)

Supplement dated September 23, 2016 to the currently effective Statutory Prospectuses and Summary Prospectuses (collectively, the “Prospectuses”) and Statement of Additional Information (the “SAI”).

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

On September 16, 2016, the Board of Trustees of Rydex Dynamic Funds approved a share split of the issued and outstanding shares of the above-listed Funds, pursuant to which shareholders of the NASDAQ-100® 2x Strategy Fund will receive five shares for every one share of the Fund they currently own and shareholders of the Russell 2000® 2x Strategy Fund will receive three shares for every one share of the Fund they currently own. The share split is scheduled to occur after the close of markets on or after October 28, 2016. The shares of the Funds will be offered on a split-adjusted basis on or after October 31, 2016.

As a result of the share split, every one share owned of the NASDAQ-100® 2x Strategy Fund will be exchanged for five shares and every one share owned of the Russell 2000® 2x Strategy Fund will be exchanged for three shares. Accordingly, the share split will have the effect of increasing the number of each Fund’s issued and outstanding shares and proportionately decreasing the net asset value (“NAV”) per share of each Fund. The market value of each Fund’s issued and outstanding shares will remain the same. The share split provides shareholders of each Fund with additional shares of the Fund, but the value of a shareholders’ investment in the Fund will not change as a result of the share split. In addition, the share split will not affect any shareholder’s rights, preferences or privileges associated with each Fund’s issued and outstanding shares. The table below illustrates the effect of hypothetical share splits on a shareholder’s investment:

Hypothetical Three for One Share Split (3:1 or 3-for-1)

Period	# of Shares Owned	Hypothetical NAV	Total Market Value (Based on Hypothetical NAV)
Pre-Share Split	30	$5.00	$150.00
Post-Share Split	90	$1.67	$150.00

Hypothetical Five for One Share Split (5:1 or 5-for-1)

Period	# of Shares Owned	Hypothetical NAV	Total Market Value (Based on Hypothetical NAV)
Pre-Share Split	50	$5.00	$250.00
Post-Share Split	250	$1.00	$250.00

Please retain this supplement for future reference.

DAB-COMBO-SUP2-0916x0817